Offerings - Offering: 1	Dec. 08, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	337,864
Proposed Maximum Offering Price per Unit | $ / shares	3.91
Maximum Aggregate Offering Price	$ 1,321,048.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 182.44
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Includes 23,494 shares of common stock reserved for future issuance under the Second Amended and Restated Presidio Property Trust, Inc. 2017 Incentive Award Plan (the “Plan” and 337,864 “restricted securities” and/or “control securities” (as such terms are defined in Section C of the General Instructions to Form S-8) issued or issuable under the Plan.Estimated solely for the purpose of calculating the registration fee under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low sales price per share of common stock as reported on the Nasdaq Capital Market on December 3, 2025, as reported on the Nasdaq Capital Market.